Shareholder Report, Holdings (Details) - C000202340	Jun. 30, 2026
AA/Aa
Holdings [Line Items]
Percent of Total Investments	0.10%
A
Holdings [Line Items]
Percent of Total Investments	1.90%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	3.20%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	44.70%
B
Holdings [Line Items]
Percent of Total Investments	42.40%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	7.10%
N/R
Holdings [Line Items]
Percent of Total Investments	0.60%